Borrowings - Subordinated Business Loans (Details) - Secured Debt - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Borrowings
Total principal and interest outstanding	$ 932,764	$ 0
Less: loan repayments	287,228	0
Total promissory notes payable	645,536	0
Agile Loan Agreement 1
Borrowings
Short-term debt	315,000	0
Interest added	54,450	0
Agile Loan Agreement 2
Borrowings
Short-term debt	530,000	0
Interest added	$ 33,314	$ 0